Schedule of Investments
September 30, 2022 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.02%

Aircraft & Parts - 1.62%
HEICO Corp. Class A	15,131	1,734,315

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.61%
Levi Strauss & Co. Class A	56,291	814,531
Lululemon Athletica, Inc. (Canada) (2)	4,280	1,196,517
On Holding AG Class A (Switzerland) (2)	48,274	774,798

		2,785,846

Biological Products, (No Diagnostic Substances) - 2.96%
Bio-Techne Corp.	4,604	1,307,536
Seagen, Inc. (2)	13,534	1,851,857

		3,159,393

Communication Services, NEC - 0.83%
Workiva, Inc. (2)	11,405	887,309

Computer Communications Equipment - 3.06%
Arista Networks, Inc. (2)	28,893	3,261,731

Electrical Work - 1.96%
Quanta Services, Inc.	16,414	2,090,979

Electronic Components & Accessories - 1.55%
Novanta, Inc. (2)	6,219	719,227
Universal Display Corp.	9,955	939,254

		1,658,481

Electronic Computers - 1.72%
Crowdstrike Holdings, Inc. Class A (2)	11,125	1,833,511

Electronic Connectors - 1.02%
Amphenol Corp. Class A	16,183	1,083,614

General Industrial Machinery & Equipment - 0.94%
Zebra Technologies Corp. Class A (2)	3,844	1,007,166

Household Appliances - 1.36%
A.O. Smith Corp.	29,795	1,447,441

Industrial Instruments For Measurement, Display, And Control- 2.51%
Cognex Corp. (2)	5,038	208,825
Keysight Technologies, Inc. (2)	15,687	2,468,506

		2,677,331

Instruments For Meas & Testing Of Electricity & Elec Signals - 1.95%
Teradyne, Inc.	27,625	2,076,019

Internet Media Services - 2.38%
Pinterest, Inc. Class A (2)	81,151	1,890,818
Shutterstock, Inc.	12,994	651,909

		2,542,727

Laboratory Analytical Instruments - 1.44%
Agilent Technologies, Inc.	12,614	1,533,232

Measuring & Controlling Devices - 1.36%
Trimble, Inc. (2)	26,818	1,455,413

Media & Entertainment - 1.03%
ZoomInfo Technologies, Inc. (2)	26,335	1,097,116

Medical Equipment - 1.70%
Repligen Corp. (2)	9,693	1,813,657

Motors & Generators - 1.11%
Generac Holdings, Inc. (2)	6,637	1,182,315

Optical Instrumentts & Lenses - 1.26%
KLA Corp.	4,438	1,343,072

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.88%
Edwards Lifesciences Corp. (2)	20,539	1,697,138
Intuitive Surgical, Inc. (2)	7,334	1,374,685

		3,071,823

Pharmaceutical Preparations- 2.74%
Genmab A/S ADR (2)	47,276	1,518,978
Horizon Therapeutics PLC (Ireland) (2)	22,752	1,408,121

		2,927,099

Pumps & Pumping Equipment - 1.21%
IDEX Corp.	6,446	1,288,233

Retail-Auto Dealers & Gasoline Stations - 1.42%
Copart, Inc. (2)	14,212	1,512,157

Retail-Building Materials, Hardware, Garden Supply - 2.11%
Fastenal Co.	48,835	2,248,363

Retail-Drug Stores And Proprietary Stores - 0.94%
National Vision Holdings, Inc. (2)	30,834	1,006,730

Retail- Eating & Drinking Places - 3.45%
Chipotle Mexican Grill, Inc. Class A (2)	2,450	3,681,762

Retail-Home Furniture, Furnishings, & Equipment Stores- 0.68%
Floor & Decor Holdings Inc. Class A (2)	10,316	724,802

Retail-Miscellaneous Retail - 1.22%
Pool Corp.	4,103	1,305,616

Retail-Retail Stores - 2.79%
Petco Health and Wellness Co., Inc. (2)	41,985	468,553
Ulta Beauty, Inc. (2)	6,255	2,509,443

		2,977,996

Semiconductors & Related Devices - 7.61%
Advanced Micro Devices, Inc. (2)	10,662	675,544
Brooks Automation, Inc. (2)	14,459	619,713
Marvell Technology Group Ltd. (Bermuda)	42,188	1,810,287
Microchip Technology, Inc.	31,239	1,906,516
Monolithic Power Systems, Inc.	8,561	3,111,067

		8,123,127

Services-Business Services, Nec. - 4.57%
Costar Group, Inc. (2)	58,415	4,068,605
Etsy, Inc. (2)	8,062	807,248

		4,875,853

Service-Commercial Physical & Biological Research - 1.02%
Charles River Laboratories International, Inc. (2)	5,556	1,093,421

Services-Computer Programming, Data Processing, Etc. - 3.88%
Factset Research Systems, Inc.	3,548	1,419,590
Five9, Inc. (2)	18,543	1,390,354
The Trade Desk, Inc. Class A (2)	22,221	1,327,705

		4,137,649

Services-Health Services - 1.18%
Envista Holdings Corp. (2)	38,534	1,264,301

Services-Miscellaneous Amusement & Recreation - 1.24%
Vail Resorts, Inc.	6,136	1,323,167

Services-Prepackaged Software - 10.46%
Atlassian Corp. PLC Class A (United Kingdom) (2)	4,986	1,050,002
Cadence Design Systems, Inc. (2)	19,411	3,172,340
Docusign, Inc. (2)	19,390	1,036,783
Electronic Arts, Inc.	16,244	1,879,593
Okta, Inc. Class A (2)	3,005	170,894
Paycom Software, Inc. (2)	5,924	1,954,861
Tyler Technologies, Inc. (2)	4,781	1,661,398
Veeva Systems, Inc. Class A (2)	1,422	234,460

		11,160,331

Sugar & Confectionery Products - 1.53%
Hershey Co.	7,403	1,632,139

Surgical & Medical Instruments & Apparatus - 4.50%
Abiomed, Inc. (2)	7,328	1,800,197
DexCom, Inc. (2)	37,324	3,006,075

		4,806,272

Switchgear & Switchboard Apparatus - 0.64%
Littelfuse, Inc.	3,440	683,494

Trucking (No Local) - 1.60%
Old Dominion Freight Line, Inc.	6,852	1,704,572

Wholesale-Lumber & Other Construction Materials - 1.24%
Trex Co., Inc. (2)	30,027	1,319,386

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.74%
Hologic, Inc. (2)	28,713	1,852,563

Total Investments - 95.00%	(Cost $ 99,210,179 )	101,391,524

Other Assets Less Liabilities - 5.00%		5,314,730

Total Net Assets - 100.00%		106,706,254

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$101,391,524	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$101,391,524	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.